Earnings Per Share - Income and Share Data Used in Basic and Diluted EPS Computations (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 TWD ($) $ / shares shares	Dec. 31, 2020 TWD ($) $ / shares shares	Dec. 31, 2019 TWD ($) $ / shares shares
Basic earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 4,937,267	$ 2,378,978	$ 2,508,574
Diluted earnings per share, amount after tax
Equity holders of the Company - Amount after tax | $		$ 4,937,267	$ 2,378,978	$ 2,508,574
Weighted average number of ordinary shares outstanding		727,240	727,240	727,111
Diluted earnings per share, weighted-average number of ordinary shares outstanding
Employees' compensation		15,618	9,668	9,879
Restricted shares				126
Weighted average number of ordinary shares outstanding		742,858	736,908	737,116
Ordinary shares [member]
Basic earnings per share
Equity holders of the Company - Earnings per share | (per share)	$ 0.24	$ 6.79	$ 3.27	$ 3.45
Diluted earnings per share
Equity holders of the Company - Earnings per share | (per share)	$ 0.24	$ 6.65	$ 3.23	$ 3.40